EVOLUTION OF PROVISIONS	12 Months Ended
Dec. 31, 2025
EVOLUTION OF PROVISIONS [Abstract]
EVOLUTION OF PROVISIONS
15.	EVOLUTION OF PROVISIONS

	For legal claims and others
Balances as of 12/31/2022	16,361,494
Inflation adjustment restatement	(13,359,809)
Additions	4,100,542	(1)
Uses	(13,315)
Decreases	-
Balances as of 12/31/2023	7,088,912
Inflation adjustment restatement	(3,962,027)
Additions	687,817	(2)
Uses	-
Decreases	(3,260,757)	(3)
Balances as of 12/31/2024	553,945
Inflation adjustment restatement	(187,449)
Additions	593,899	(4)
Uses	-
Decreases	-
Balances as of 12/31/2025	960,395
(1)	Ps. 2,007,477 are included in “Other operating results, net” and Ps. 2,093,065 in “Financial expenses”.
(2)	Ps. 201,472 are included in “Other operating results, net” and Ps. 486,345 in “Financial expenses”.
(3)	Ps. 1,730,677 are included in “Other operating results,net” and Ps. 1,530,080 in “Financial expenses”.
(4)	Ps. 144,360 are included in “Other operating results, net” and Ps. 449,539 in “Financial expenses”.

Provisions are included in current liabilities.